UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Diana J. Kenneally U.S. Bank Corporate Trust Services One Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 603-6442

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2006 – May 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

College and University

Facility Loan Trust Two

Compiled Financial Statements

Six Months Ended May 31, 2007

Accountants’ Compilation Report

To the Owner Trustee of

College and University Facility

Loan Trust Two

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust Two (the “Trust”), including the schedule of investments, as of May 31, 2007, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2006, 2005, 2004, 2003 and 2002, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated February 9, 2007 expressed an unqualified opinion, except for the effect on the 2006 and 2005 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them. However, we did become aware of a departure from accounting principals generally accepted in the United States of America that is described in the following paragraph.

As disclosed in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan losses. Accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on the Trust’s estimate of fair value as described in Note 8, would result in an increase of approximately $11,671,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $11,671,000 as of May 31, 2007.

We are not independent with respect to College and University Facility Loan Trust Two.

 /s/ BDO Seidman, LLP

Boston, Massachusetts

July 30, 2007

College and University

Facility Loan Trust Two

Statement of Assets and Liabilities

May 31,	2007

Assets:

Investments, at amortized cost, net of allowance for loan losses of $932,376 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)	$53,250,948
Cash	130,000
Interest receivable	503,033
Loans receivable	131,000
Deferred bond issuance costs (Note 2)	139,825
Prepaids	13,750

Total assets	54,168,556

Liabilities:

Bonds payable, net of unamortized discount (Notes 3 and 8)	43,113,615
Interest payable (Note 3)	1,056,709
Accrued expenses and other liabilities	168,196
Distribution payable to Class B certificateholders (Note 5)	619,169

Total liabilities	44,957,689

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding - 1,763,800 certificates (Note 5)	1,763,800
Accumulated deficit (Notes 2 and 5)	(1,697,814)
Additional paid-in capital (Note 2)	9,144,881

Total net assets	$9,210,867

Net asset value per Class B certificate (based on 1,763,800 certificates outstanding)	$5.22

See accompanying accountant’s compilation report and notes to financial statements.

College and University

Facility Loan Trust Two

Statement of Operations

Six months ended May 31,	2007

Investment income:
Interest income (Note 2)	$2,925,578

Expenses:
Interest expense (Notes 2 and 3)	2,136,719
Servicer fees (Note 4)	24,954
Trustee fees (Note 4)	17,713
Other trust and bond administration expenses	133,621

Total expenses	2,313,007

Net investment income	612,571

Net increase in net assets resulting from operations	$612,571

See accompanying accountant’s compilation report and notes to financial statements.

College and University

Facility Loan Trust Two

Statement of Cash Flows

Six months ended May 31,	2007

Cash flows from operating activities:
Interest received	$1,217,135
Interest paid	(1,178,006)
Operating expenses paid	(190,085)
Net decrease in funds held under investment agreements	4,568,073
Principal payments on Loans	3,766,920

Net cash provided by operating activities	8,184,037

Cash flows from financing activities:
Principal repayments on Bonds	(6,064,869)
Distributions to Class B certificateholders	(2,039,168)

Net cash used in financing activities	(8,104,037)

Net increase in cash	80,000

Cash, beginning of period	50,000

Cash, end of period	$130,000

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$612,571
Decrease in interest receivable	31,033
Increase in prepaid assets	(13,750)
Decrease in accrued expenses and other liabilities	(47)
Decrease in Bond interest payable	(121,297)
Decrease in investment contracts	4,568,073
Decrease in loan principal balance	3,766,920
Amortization of original issue discount on Bonds	1,063,722
Amortization of purchase discount on Loans	(1,739,476)
Amortization of deferred Bond issuance costs	16,288

Net cash provided by operating activities	$8,184,037

See accompanying accountant’s compilation report and notes to financial statements.

College and University

Facility Loan Trust Two

Statement of Changes in Net Assets
(Note 2(f))

	Six Months
	Ended	Year Ended
	May 31,	November 30,
	2007	2006
	(Unaudited)	(Audited)
From operations:
Net investment income	$612,571	$1,322,848
Reduction in reserve for loan loss	—	500,000

Net increase in net assets applicable to Class B certificateholders resulting from operations	612,571	1,822,848

Capital certificate transactions:
Distributions to Class B certificateholders (Note 5)	(619,169)	(3,595,335)

Net decrease in net assets	(6,598)	(1,772,487)

Net assets:
Beginning of period	9,217,465	10,989,952

End of period	$9,210,867	$9,217,465

See accompanying accountant’s compilation report and notes to financial statements.

College and University

Facility Loan Trust Two

Financial Highlights
(Note 1 and 5)

	For the
	Six Months
	Ended
	May 31,		Years Ended November 30,
	2007		2006		2005		2004		2003		2002
	(Unaudited)		(Audited)

Net asset value, beginning of period	$5.23		$6.23		$5.97		$6.87		$7.64		$8.53

Net investment income	.34		.75		.70		1.20		1.04		1.37

Provision for loan losses	—		.28		—		—		—		—

Distribution to Class B certificateholders	(.35)		(2.03)		(.44)		(2.10)		(1.81)		(2.26)

Net asset value, end of period	$5.22		$5.23		$6.23		$5.97		$6.87		$7.64

Total investment return (a)	N/A		N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of period	$9,210,867		$9,217,465		$10,989,952		$10,525,419		$12,112,066		$13,478,109

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	50.21	% (b) (c)	52.81	%(b)	54.60	%(b)	71.19	%(b)	66.777	%(b)	70.03	%(b)

Ratio of net investment income to average net assets applicable to Class B certificates	13.30	%(c)	13.09%		11.54%		18.67%		14.37%		16.97%

Number of Class B certificates outstanding, end of period	1,763,800		1,763,800		1,763,800		1,763,800		1,763,800		1,763,800

(a)

The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total Investment Return” and has not included information under that heading.

(b)

Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 3.83%(c), 3.76%, 3.58%, 3.89%, 3.26% and 2.76% in 2007, 2006, 2005, 2004, 2003 and 2002, respectively.

(c)	Annualized.

See accompanying accountant’s compilation report and notes to financial statements.

College and University

Facility Loan Trust Two

Notes to Financial Statements

1.     Organization and Business

College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity, but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

See accompanying accountants’ compilation report.

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.     Summary of Significant Accounting Policies

(a)   College and University Facility Loans

The Loans were purchased and recorded at a discount below par. Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting, net of any allowance for loan loss. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2007 was approximately $17,820,000. As a result of prepayments of Loans in the six months ended May 31, 2007, additional interest income of approximately $264,000 was recognized.

The Trust’s policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2007, no loans have been placed on nonaccrual status.

The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

(1)     a valuation allowance for loans identified as impaired,

(2)     a formula-based general allowance for the various loan portfolio classifications, and

(3)     an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust’s formula-based general allowance.

In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting net of any allowance for loan loss best serves the informational needs of the users of the Trust’s financial statements.

(b)   Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank’s option. These investments are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

(c)   Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

(d)   Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

(e)   Presentation of Capital Distributions

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, “Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies.”  SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

As of November 30, 2006, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently

As of November 30, 2006, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2007; however, the amount cannot be reasonably estimated at May 31, 2007.

(f)    Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

(g)   Loans Receivable

On the Statement of Assets and Liabilities, the investment balances in three loans, that have matured, were reclassified from Investments to Loans receivable as the final principal payments were not received as of May 31, 2007.

3.     Bonds

The Bonds outstanding at May 31, 2007 consist of the following:

			Outstanding	Unamortized	Carrying
	Interest	Stated	Principal	Discount	Amount
Type	Rate	Maturity	(000’s)	(000’s)	(000’s)

Sequential	4.00%	June 1, 2018	$52,835	$9,721	$43,114

Interest on the Bonds is payable semiannually. On June 1, 2007, the Trust made a principal payment of $3,034,853 on the Bonds.

Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

The estimated aggregate principal payments on the Bonds at May 31, 2007 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

Amount
Fiscal Year	(000’s)

2007	$3,035
2008	6,512
2009	6,180
2010	5,837
2011	5,390
Thereafter	25,881

Total	$52,835

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

4.     Administrative Agreements

(a)   Servicer

As compensation for the services provided under the servicing agreement, Capmark Finance, Inc., formerly GMAC Commercial Mortgage, receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2007, this fee totaled $24,954.

(b)   Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

•      The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $6,250 and $7,500, respectively, for the six months ended May 31, 2007.

•      The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31, 2007, total Bond Trustee fees and out-of-pocket expenses amounted to $3,963.

5.     Certificates

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On June 1, 2007, a distribution of $619,169 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month. The certificateholders shall each be entitled to one vote per certificate.

6.     Allowance For Loan Losses

An analysis of the allowance for loan losses for the six months ended May 31, 2007 is summarized as follows:

Balance, beginning of year	$932,376
Reduction in reserve for loan losses	—
Charge-offs	—

Balance, end of year	$932,376

At May 31, 2007, there were no recorded investments in loans that are considered to be impaired. See Note 2(a) for a discussion of the Trust’s impaired loan accounting policy.

7.     Loans

Scheduled principal and interest payments on the Loans as of May 31, 2007, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

	Principal	Interest
	Payments	Payments	Total
Fiscal year	(000’s)	(000’s)	(000’s)

2007	$5,118	$1,064	$6,182
2008	7,349	1,876	9,225
2009	7,082	1,646	8,728
2010	6,514	1,427	7,941
2011	6,346	1,222	7,568
Thereafter	33,555	4,368	37,923

Total	$65,964	$11,603	$77,567

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of May 31, 2007, there were no Loans in Default.

The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2007.

		Amortized
	Number	Cost
Type of Collateral	of Loans	(000’s)%

Loans secured by a first mortgage	100	$31,394	65.2%

Loans not secured by a first mortgage	35	16,750	34.8

Total Loans	135	$48,144	100.0%

		Amortized
	Number	Cost
Type of Institution	of Loans	(000’s)%

Private	104	$30,936	64.3%

Public	31	17,208	35.7

Total Loans	135	$48,144	100.0%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.     Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Value of Financial Instruments,” allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust’s net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments both Loans and Bonds using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

Similarly, the fair values of the Trust’s investment agreements also exceed the carrying values of these investments. The fair values of these long-term fix-maturity investments are determined by adding a market rate adjustment to the carrying value of the investment. This market rate adjustment is calculated using the net present value of the difference between future interest income to the trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate is based upon the 20 year Treasury bill rate at May 31, 2007. As the current market interest rate approaches the original interest rate of the investment, the fair value of the investment approaches the carrying value.

The estimated fair value of each category of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2007 is as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$47,212	*	$58,179

Investment Agreements:
Revenue Fund	4,823		5,331
Liquidity Fund	1,216		1,412

	$53,251		$64,922

Bonds	$43,114		$50,816

*Net of allowance for loan losses of $932,376.

9.     New Accounting Standards

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on its financial statement disclosures.

In July 2006, the FASB released Interpretation No. 48 (FIN 48) “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

May 31, 2007

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (88.7%)
	ALABAMA
$1,285	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$921
1,455	Auburn University	3.000	12/01/2018	9.16	1,021
60	Huntingdon College	3.000	10/01/2008	10.60	56
435	University of Alabama in Birmingham	3.000	11/01/2008	7.97	414
	CALIFORNIA
121	Azusa Pacific University	3.750	04/01/2015	10.88	91
125	California Polytechnic State University	3.000	11/01/2007	10.05	120
660	California State University	3.000	11/01/2013	8.93	545
1,843	California State University	3.000	11/01/2019	8.99	1,318
319	Lassen Junior College District	3.000	04/01/2020	10.27	209
196	Occidental College	3.000	10/01/2019	10.41	130
1,050	University Student Co-Operative Association	3.000	04/01/2019	10.70	687
100	West Valley College	3.000	04/01/2009	10.50	89
	COLORADO
260	Regis College (Denver)	3.000	11/01/2012	10.47	211
	DELAWARE
99	Wesley College	3.375	05/01/2013	10.88	80
459	University of Delaware	3.000	12/01/2018	8.81	330
	FLORIDA
65	Embry-Riddle Aeronautical University	3.000	09/01/2007	10.64	62
61	Florida Institute of Technology	3.000	11/01/2009	10.53	55
65	University of Central Florida	3.000	10/01/2007	10.08	62
1,305	University of Florida	3.000	07/01/2014	10.15	1,000
	GEORGIA
90	Emmanuel College	3.000	11/01/2013	10.45	71
70	LaGrange College	3.000	03/01/2009	11.06	62
255	Mercer University	3.000	05/01/2014	10.58	197
390	Morehouse College	3.000	07/01/2010	10.50	332
596	Paine College	3.000	10/01/2016	10.45	429
	ILLINOIS
490	Concordia College	3.000	05/01/2019	10.65	322
780	Sangamon State University	3.000	11/01/2018	10.12	549
	INDIANA
137	Taylor University	3.000	10/01/2012	10.50	111
446	Taylor University	3.000	10/01/2013	10.49	352
2,930	Vincennes University	3.000	06/01/2023	9.02	1,905
	IOWA
204	Simpson College	3.000	07/01/2016	10.58	145

See accompanying accountants’ compilation report and notes to financial statements.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	KANSAS
$20	Fort Hays State University	3.000	10/01/2007	10.08	$19
	KENTUCKY
111	Georgetown College	3.000	12/01/2008	10.04	99
270	Georgetown College	3.000	12/01/2009	10.05	233
16	Spalding University	3.000	09/01/2007	10.66	15
180	Transylvania University	3.000	11/01/2010	10.51	156
	LOUISIANA
4	Dillard University	3.000	04/01/2008	11.09	4
	MARYLAND
166	Hood College	3.625	11/01/2014	10.54	131
1,238	Morgan State University	3.000	11/01/2014	10.56	942
	MASSACHUSETTS
198	Hampshire College	3.000	07/01/2013	10.75	154
741	Hampshire College	3.000	02/01/2014	10.70	567
118	Brandeis University	3.000	11/01/2011	10.64	98
535	College of the Holy Cross	3.625	10/01/2013	10.60	434
1,996	Northeastern University	3.000	05/01/2018	10.53	1,375
213	Springfield College	3.500	05/01/2013	10.67	174
1,723	Tufts University	3.000	10/01/2021	10.39	1,089
405	Wheaton College	3.500	04/01/2013	10.70	321
10	Wheelock College	3.000	05/01/2011	10.23	9
	MICHIGAN
34	Albion College	3.000	10/01/2009	10.56	31
	MINNESOTA
169	College of Saint Thomas	3.000	11/01/2009	10.53	151
407	College of Santa Fe	3.000	10/01/2018	10.43	282
310	MacAlester College	3.000	05/01/2020	10.46	204
	MISSISSIPPI
869	Hinds Junior College	3.000	04/01/2013	10.42	701
432	Millsaps College	3.000	11/01/2021	10.34	275
1,100	Mississippi State University	3.000	12/01/2020	9.64	717
	MISSOURI
125	Central Missouri State University	3.000	07/01/2007	10.18	119
157	Drury College	3.000	04/01/2015	10.63	118
170	Drury College	3.000	10/01/2010	10.75	147
	MONTANA
208	Carroll College	3.750	06/01/2014	10.46	161
111	Carroll College	3.000	06/01/2018	10.15	76
	NEW HAMPSHIRE
93	New England College	3.000	04/01/2016	10.77	66

See accompanying accountants’ compilation report and notes to financial statements.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	NEW JERSEY
$1,110	Fairleigh Dickinson University	3.000	11/01/2017	10.39	$781
350	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	265
990	Rider College	3.625	11/01/2013	10.42	798
272	Rider College	3.000	05/01/2017	10.70	189
410	Rutgers, The State University	3.750	05/01/2016	9.19	322
	NEW YORK
365	Daemen College	3.000	04/01/2016	10.77	258
696	D’Youville College	3.000	04/01/2018	10.90	465
935	Hofstra University	3.000	11/01/2012	10.61	757
204	Long Island University	3.000	11/01/2009	10.69	182
325	Long Island University	3.625	06/01/2014	10.49	250
419	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	345
161	Utica College	3.000	11/01/2009	10.53	144
	NORTH CAROLINA
75	Catawba College	3.000	12/01/2009	10.27	66
250	Elizabeth City State University	3.000	10/01/2017	10.02	178
297	Saint Mary’s College	3.000	06/01/2020	10.14	195
75	University of North Carolina	3.000	01/01/2008	9.50	70
	OHIO
20	Rio Grande College	3.000	03/30/2009	10.93	18
102	University of Steubenville	3.125	04/01/2010	10.98	88
435	Wittenberg University	3.000	05/01/2015	10.76	319
158	Wittenberg University	3.000	11/01/2017	10.39	111
10	Wooster Business College	3.000	03/30/2009	10.88	9
	OREGON
518	George Fox College	3.000	07/01/2018	10.64	353
55	Linfield College	3.000	10/01/2017	10.44	38
	PENNSYLVANIA
313	Albright College	3.000	11/01/2015	10.23	239
60	Carnegie-Mellon University	3.000	05/01/2009	10.73	54
642	Carnegie-Mellon University	3.000	11/01/2017	10.51	450
640	Drexel University	3.500	05/01/2014	10.53	502
320	Gannon University	3.000	11/01/2011	10.49	268
154	Gannon University	3.000	12/01/2022	10.13	95
129	Lycoming College	3.625	05/01/2014	10.64	100
185	Lycoming College	3.750	05/01/2015	10.62	141
113	Moravian College	3.375	11/01/2012	10.52	93
1,775	Philadelphia College of Art	3.000	01/01/2022	10.62	1,087
310	Saint Vincent College	3.500	05/01/2013	10.86	245

See accompanying accountants’ compilation report and notes to financial statements.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
$197	Seton Hill College	3.625	11/01/2014	10.53	$154
780	Villanova University	3.000	04/01/2019	10.70	510
246	York Hospital	3.000	05/01/2020	10.64	159
	SOUTH CAROLINA
1,314	Benedict College	3.000	11/01/2020	10.36	856
192	Morris College	3.000	11/01/2009	10.53	172
	TENNESSEE
213	Cumberland University	3.000	08/01/2017	10.52	147
133	Hiwassee College	3.000	09/15/2018	10.58	90
	TEXAS
205	Houston Tillotson College	3.500	04/01/2014	10.90	157
70	Southern Methodist University	3.000	10/01/2007	10.61	67
1,435	Southwest Texas State University	3.000	10/01/2015	9.51	1,101
962	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	807
211	Texas A & I University	3.000	07/01/2009	9.57	190
245	Texas Southern University	3.500	04/01/2013	10.45	195
462	University of Saint Thomas	3.000	10/01/2019	10.41	307
	VERMONT
79	Champlain College	3.000	12/01/2013	10.19	60
947	Saint Michael’s College	3.000	05/01/2013	10.60	755
110	Vermont State College	3.000	06/01/2008	9.02	102
149	Vermont State College	3.000	07/01/2014	9.30	117
	VIRGINIA
545	James Madison University	3.000	06/01/2009	10.49	483
278	Lynchburg College	3.750	05/01/2015	10.64	215
415	Lynchburg College	3.000	05/01/2018	10.68	283
173	Mary Baldwin College	3.375	05/01/2012	10.68	143
405	Marymount University	3.000	05/01/2016	10.52	301
2,094	Norfolk State University	3.000	12/01/2021	9.77	1,343
90	Randolph-Macon College	3.000	05/01/2010	10.72	79
286	Saint Paul’s College	3.000	11/01/2014	10.56	222
1,157	Virginia Commonwealth University	3.000	06/01/2011	10.01	969
90	Virginia Wesleyan College	3.000	11/01/2009	10.54	82
76	Virginia Wesleyan College	3.000	11/01/2010	10.51	66
	WASHINGTON
118	Seattle University	3.000	11/01/2008	10.55	109
	WEST VIRGINIA
141	Bethany College	3.375	11/01/2012	10.54	118
185	Bethany College	3.000	11/01/2017	10.40	129
245	Bethany College	3.000	11/01/2012	10.40	199
10	Wheeling College	3.000	11/01/2007	10.59	10

See accompanying accountants’ compilation report and notes to financial statements.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	WISCONSIN
$248	Carroll College	3.750	03/01/2015	10.93	$186
345	Marian College	3.000	10/01/2016	10.45	248
	DISTRICT OF COLUMBIA
2,058	Georgetown University	3.000	11/01/2020	10.36	1,340
5,380	Georgetown University	4.000	11/01/2020	10.52	3,706
	PUERTO RICO
8	Inter American University of Puerto Rico	3.000	09/01/2007	10.66	8
1,525	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	1,069
789	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	671
65,964	Total College and University Loans				48,144

	Allowance for Loan Losses				932

	Net Loans of the Trust				47,212

	INVESTMENT AGREEMENTS (11.3%)
1,216	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	7.750	1,216
4,823	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	7.050	4,823
6,039	Total Investment Agreements				6,039
$72,003	Total Investments (100.0)%				$53,251

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

See accompanying accoutants’ compilation report and notes to financial statements.

ITEM 2.  CODE OF ETHICS

Not applicable to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11.  CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12.  EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

(1)	Code of ethics or amendments: not applicable to the registrant.
(2)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.
(3)	Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.
(4)	Attestation Report of Independent Accountants, Deloitte & Touche, LLP, is attached.
(5)	Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 9, 2007